SCHEDULE OF TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED AT THEIR PRELIMINARY ESTIMATED FAIR VALUES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	May 19, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 15,528,739	$ 6,516,915
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Cash			$ 69,104
Accounts receivable			369,338
Prepaid expenses and other current assets			17,893
Inventory			64,894
Fixed assets			1,134
Intangible assets			6,471,621
Goodwill			26,880,916
Assets acquired total			33,874,900
Accounts payable and accrued expenses			(1,009,993)
Customer deposits			(311,544)
Accrued payroll and related taxes			(21,077)
Derivative liability			(219,171)
Convertible notes payable – related parties			(1,466,382)
Notes payable – related parties			(3,579,160)
Liabilities acquired total			(6,712,678)
Net fair value of assets (liabilities) acquired			27,162,222
Titan Trucking LLC [Member] | Related Party [Member]
Business Acquisition [Line Items]
Convertible notes payable – related parties			(102,851)
Notes payable – related parties			$ (2,500)